Net Periodic Pension Cost (Income) (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 331	$ 495	$ 133
Interest cost	89	124	63
Expected return on plan assets	(62)	(127)	(49)
Amortization of actuarial loss	0	7	0
Amortization of prior service costs	23	16	13
Amortization of transition obligation	54	52	0
Net periodic pension cost	435	567	160
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service costs arising during the period	110	120	0
Current year actuarial (gain) loss	(55)	(68)	143
Amortization of actuarial loss	0	(7)	0
Amortization of prior service costs	(23)	(16)	(13)
Amortization of transition obligation	(54)	(52)	0
Total (gain) loss recognized in other comprehensive loss	(22)	(23)	130
Total recognized in net periodic pension cost (income) and other comprehensive loss	$ 413	$ 544	$ 290